UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21412
                                                     ---------

                     Wilmington Low Volatility Fund of Funds
          --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
          --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Robert J. Christian
                              1100 N. Market Street
                              Wilmington, DE 19890
          --------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-651-8280
                                                            ------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                   Date of reporting period: December 31, 2003
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                     Wilmington Low Volatility Fund of Funds

                              Financial Statements

             For the period April 13, 2003 through December 31, 2003

                       With Report of Independent Auditors

                     Wilmington Low Volatility Fund of Funds

                              Financial Statements

             For the period April 13, 2003 through December 31, 2003





                                    CONTENTS

   Report of Independent Auditors............................................1
   Statement of Assets and Liabilities.......................................2
   Statement of Operations...................................................2
   Notes to Financial Statements.............................................3

                         Report of Independent Auditors



To the Partners and Board of Trustees
 Wilmington Low Volatility Fund of Funds

We have audited the accompanying statement of assets and liabilities of Wilmington Low Volatility Fund of Funds (the "Fund") as of December 31, 2003 and the related statement of operations for the period April 13, 2003 through December 31, 2003. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above present fairly, in all material respects, the financial position of Wilmington Low Volatility Fund of Funds at December 31, 2003, and the results of its operations for the period April 13, 2003 through December 31, 2003 in conformity with accounting principles generally accepted in the United States.



                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 27, 2004

                     Wilmington Low Volatility Fund of Funds

                       Statement of Assets and Liabilities

                                December 31, 2003


Assets:
   Cash                                                                 $100,000
   Deferred offering expenses                                            104,580
   Due from Advisor                                                      119,225
                                                                        --------
   Total assets                                                          323,805
                                                                        --------

Liabilities:
   Organizational and offering costs payable                             206,257
   Accrued expenses                                                       17,548
                                                                        --------
   Total liabilities                                                     223,805
                                                                        --------

Total net assets                                                        $100,000
                                                                        ========

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                     Wilmington Low Volatility Fund of Funds

                             Statement of Operations

             For the period April 13, 2003 through December 31, 2003


Expenses:
Professional fees                                                     $  16,198
Filing fees                                                               1,350
Organization expenses                                                   249,850
                                                                      ---------
     Expenses before waivers and reimbursements                         267,398
Expenses reimbursed by Advisor                                         (267,398)
                                                                      ---------
Net income                                                            $      --
                                                                      =========

SEE NOTES TO FINANCIAL STATEMENTS

                     Wilmington Low Volatility Fund of Funds

                          Notes to Financial Statements

                                December 31, 2003


1.  ORGANIZATION

Wilmington Low Volatility Fund of Funds (the "Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company.

The Fund's investment objective is to generate consistent long-term capital appreciation with low volatility and limited risk under a wide range of market conditions. The Fund pursues this objective by allocating its assets among at least 15 to 20 private investment funds (the "Private Funds") and discretionary managed accounts or special purpose vehicles created for the Fund ("Sub-Advised Accounts"), collectively, the "Underlying Funds." The Underlying Funds are managed by third party fund managers (collectively, the "Fund Managers") that invest across a range of strategies and markets. The Sub-Adviser allocates the assets of the Fund in any amount among Underlying Funds that employ one or more of the following alternative investment strategies: (i) convertible arbitrage,
(ii) fixed income arbitrage, (iii) managed futures, (iv) merger arbitrage (v) balanced long/short equities (i.e. equities hedge) and (vi) other strategies (e.g. distressed securities, private placements, capital structure arbitrage and index arbitrage).

Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation and a registered investment adviser, serves as the investment adviser to the Fund. Guidance Capital LLC ("Guidance"), a registered investment adviser, serves as the sub-adviser to the Fund and is responsible for implementing the Fund's investment strategy and managing the Fund's investment portfolio on a day-to-day basis, in accordance with the investment objective, subject to oversight by RSMC and the Board of Trustees (the "Board").

As of December 31, 2003, the Fund has not accepted any contributions other than the initial "seed" capital, which is held in a non-interest bearing escrow account. As such, the Fund has not commenced operations in accordance with its investment strategy.


2.  SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with accounting principles generally accepted in the United States are consistently followed by the Fund.

USE OF ESTIMATES - The preparation of financial  statements,  in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

FEDERAL INCOME TAXES - The Fund intends to be treated as a partnership and not as an association taxable as a corporation for Federal income tax purposes. Accordingly, the Fund should not be subject to Federal income tax, and each Investor will be required to report on its own annual tax return such Investor's distributive share of the taxable income or loss of the Fund.

ORGANIZATIONAL AND OFFERING COSTS - Costs incurred in connection with the Fund's organization will be borne by the Fund as incurred. Initial offering costs have been deferred and will be amortized on a straight-line basis over the first twelve months of operations.

                     Wilmington Low Volatility Fund of Funds

3.  MANAGEMENT AND SERVICE FEES

Pursuant to the Advisory Agreement (as amended and approved by the Board and holders of Interests on February 26, 2004) and Sub-Advisory Agreement, the Fund pays RSMC and Guidance a monthly fee computed at an annual rate of 0.75% (1.25% if no Sub-Adviser has been appointed or is serving in that capacity) and 0.50%, respectively, of the net assets of the Fund as of the last day of each month, before reduction for any repurchases of Interests or the Incentive Allocation (the "Management Fee"). The Management Fee will be prorated for any period that is less than a full month and adjusted for contributions to the Fund during a month.

RSMC and Guidance have contractually agreed to waive a portion of their fees indefinitely such that the aggregate advisory and sub-advisory fees do not exceed 1.00%, based on the total amount of assets managed by Guidance for RSMC and its affiliates ("S/A Managed Assets"), computed on a marginal basis, as set forth on the following schedule:


          S/A MANAGED ASSETS                RSMC ANNUAL FEE WAIVER          GUIDANCE ANNUAL FEE WAIVER
          ------------------                ----------------------          --------------------------
     $0 to $250 million                              0.25%                           no waiver
     $250 million to $300 million                    0.15%                             0.10%
     $300 million to $500 million                    0.05%                             0.20%
     Over $500 million                             no waiver                           0.25%

For each fiscal year in which an Investor has earned net profits on its Capital Account, 10% of the excess of the net profits over the Hurdle Rate and any Loss Carryforward (as described below) will be reallocated to RSMC and Guidance (the "Incentive Allocation"). The Incentive Allocation generally will be made as of the end of each fiscal year and upon the repurchase by the Fund of an Investor's Interest (or any portion thereof).

Under the Hurdle Rate provision and the Loss Carryforward provision, no Incentive Allocation will be made with respect to a particular Investor for a fiscal year unless the Hurdle Rate has been exceeded and until any net loss previously allocated to the Capital Account of such Investor has been offset by subsequent net profits. The Hurdle Rate is equal to the rolling 12-month geometric average of the 3-month U.S. Treasury bill rate as published monthly by the Federal Reserve and is adjusted pro rata for the amount of time an investor is invested in the Fund.

The Loss Carryforward is intended to create a "high water mark" on an Investor's Capital Account. The purpose of a high water mark is to set a benchmark of performance so that RSMC and Guidance do not receive an Incentive Allocation until an Investor recovers any net loss previously allocated to the Investor. If an Investor's Capital Account is reduced (as a result of a repurchase of an Investor's Interest by the Fund), the Investor's Loss Carryforward, if any, will be reduced on a PRO RATA basis.

RSMC and Guidance have agreed to will waive their fees or reimburse expenses to the extent that the annual expenses of the Trust exceed 2.00% of the Trust's average monthly net assets through December 31, 2006. RSMC and Guidance shall be entitled to recover from the Fund any fees waived or reimbursed for a three year period following the end of the fiscal year in which such waiver or reimbursement occurred, if such recovery does not cause the Trust's annual expenses during such fiscal year to exceed 2.00% of the Trust's average monthly net assets. For purposes

                     Wilmington Low Volatility Fund of Funds

3.  MANAGEMENT AND SERVICE FEES (CONTINUED)

of the expense limitation, organizational costs and offering costs will be included within the definition of operating expenses. At December 31, 2003, organization costs and other expenses of the Fund of approximately $267,398 have been borne by RSMC and are subject to reimbursement by the Fund through December 31, 2006.

The Fund has retained RSMC to serve as the administrator for the Fund and, in connection therewith, RSMC provides, or arranges to provide, certain accounting, administrative and transfer agency services. In connection with these services, the Fund pays RSMC a monthly administration fee computed at the greater of the annual rate of 0.25% of the net assets of the Fund as of the last day of the month or $90,000 per calendar year. RSMC and the Fund have retained PFPC Inc. ("PFPC") to provide certain sub-administrative services, and RSMC pays a portion of its administration fee to PFPC.

The Fund's cash and securities are held under a Custodian Agreement with Wilmington Trust Company, an affiliate of RSMC. The Custodian has also retained PFPC Trust Company, an affiliate of PFPC and the Distributor to serve as sub-custodian to the Fund.

Professional Funds Distributor, LLC (the "Distributor") acts as the distributor of Interests on a best-efforts basis, subject to various conditions basis, subject to various conditions, in accordance with a distribution agreement entered into with the Fund (the "Distribution Agreement"). The Interests are being sold subject to an up-front sales charge of up to 5% ("Sales Load"), which will be deducted from the proceeds delivered for investment in Interests by the Investor. The Sales Load will be determined by the distribution and selling agreements entered into by the Fund in its discretion. The Fund intends to waive the Sales Load for all Investors who are also clients of Wilmington Trust Company and/or its affiliates. The Fund may pay for investor services, account maintenance services and other services provided by the Distributor and/or selling agents. The investor servicing fee is calculated at the annual rate of 0.25% of the net assets of the Fund as of the last day of each month. The Fund will waive this investor servicing fee for the 2004 calendar year.

In addition to the Management Fee, Incentive Allocation, and other operating expenses of the Fund, by investing in Underlying Funds indirectly through the Fund, Investors bear a proportionate share of the fees and expenses of the Underlying Funds, including advisory fees and allocations (asset-based and performance-based). Such fees and expenses are not subject to the aforementioned expense limitation.


4.  CAPITAL STRUCTURE

It is expected that the initial offering of Interests will close on or about April 1, 2004. Subsequent to the initial offering, Interests will be offered and may be purchased on the first day of each month or at such other times as may be determined by the Board of Trustees. Interests are sold only to qualified investors. The Fund reserves the right to reject any order for the purchase of an Interest and may, in its sole discretion, suspend the offering of Interests at any time.

                     Wilmington Low Volatility Fund of Funds

4.  CAPITAL STRUCTURE (CONTINUED)

The minimum initial investment in the Fund by an Investor is $100,000. Additional investments must be at least $25,000. Such minimums may be waived by the Fund for employees of RSMC and its affiliates.

The Fund maintains a separate Capital Account for each Investor. Capital Accounts of Investors are adjusted as of the close of business on the last day of each fiscal period for the purpose of allocating the net profit or net loss of the Fund during such fiscal period.

The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Investors. Repurchases are made at such times and on such terms as may be determined by the Board, in its sole discretion. Depending on market conditions and other factors, the Fund expects offer to repurchase Interests from Investors beginning on March 31, 2005. Thereafter, depending on market conditions and other factors, and subject to the recommendations of RSMC and Guidance, the Fund expects to offer to repurchase Interests from Investors twice each year, effective as of March 31 and September 30.

An investment in the Fund will be subject to a twelve-month lock-up period from the date of initial investment (the "Lock-Up Period"). As a result, notwithstanding the anticipation that the Fund may make an offer to repurchase interests on a semi-annual basis, an Investor will not be able to tender its Interest for redemption unless it has been an Investor for at least twelve months following the date of initial investment. Notwithstanding the foregoing, the Board, in its sole discretion, may allow an Investor to redeem its Interest prior to the expiration of the Lock-Up Period pursuant to a repurchase offer made during such Lock-Up Period. A redemption of an Investor's initial capital contribution prior to the expiration of the Lock-Up Period (assuming consent is given by the Fund) will be subject to a 1% redemption fee which is payable to RSMC and Guidance.


5.  AFFILIATED TRANSACTIONS

On December 16, 2003, RSMC and Robert J. Christian, an officer of the Fund and RSMC, contributed an aggregate of $100,000 to the Fund as seed capital. By virtue of its ownership of 25% or more of the outstanding Interests, RSMC may be deemed to control the Fund and (depending on the value of Interests then held by other Investors) may be in a position to control the outcome of voting on matters as to which Investors are entitled to vote. It is anticipated that RMSC will no longer control the Fund as of immediately after the completion of the initial offering of the Fund.


6.  RISKS AND UNCERTAINTIES

The Underlying Funds may use investment strategies that involve greater risks than the strategies used by typical investment companies, including short sales (which involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss to the
Fund), leverage and derivative transactions.

The Underlying Funds generally are not registered as investment companies under the 1940 Act and, therefore, the Fund is not entitled to the protections of the 1940 Act with respect to such Underlying Funds.

                     Wilmington Low Volatility Fund of Funds

                           Fund Governance (unaudited)


The Board provides broad oversight over the operations and affairs of the Fund. It has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Fund's business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company that is organized as a corporation.

The Trustees are not required to contribute to the capital of the Fund or to own Interests. A majority of the Board consists of persons that are not "interested persons" (as defined in the 1940 Act) of the Fund (the "Independent Trustees"). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company that is organized as a corporation. Information about each Trustee and Officer is set forth below. For purposes of the following charts, "Fund Complex" means, collectively, the Fund, WT Mutual Fund and WT Investment Trust I.

                     Wilmington Low Volatility Fund of Funds


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                          PRINCIPAL           PORTFOLIOS IN
                                                TERM OF OFFICE &        OCCUPATION(S)         FUND COMPLEX
                                                NUMBER OF YEARS          DURING PAST           OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS             POSITION           SERVED               FIVE YEARS            DIRECTOR        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Robert J. Christian              Trustee,      Shall serve until      Chief Investment             58       RSMC (registered
Date of Birth:  2/49             President     death, resignation     Officer and Executive                 investment adviser)
                                 and           or removal.            Vice President of
1100 North Market Street         Chairman of   Trustee, President     Wilmington Trust
Wilmington, DE 19890             the Board     and Chairman           Company since February
                                               of the Board           1996.
                                               since August,
Mr. Christian is an "Interested                2003.
Trustee" by reason of his
position as Director of Rodney
Square Management Corporation,
the investment adviser to the
Fund.

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Eric Brucker                     Trustee       Shall serve until      Dean, Widener                58       N/A
Date of Birth:  12/41                          death, resignation     University School of
                                               or removal.            Business since 2001;
1100 North Market Street                       Trustee since          Dean, University of
Wilmington, DE 19890                           August, 2003.          Maine College of
                                                                      Business, Public
                                                                      Policy and Health
                                                                      from 1998 to 2001;
                                                                      Dean University of
                                                                      Michigan School of
                                                                      Management from
                                                                      1992 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Nicholas Giordano                Trustee       Shall serve until      Consultant, financial        58       Kalmar Pooled Investment
Date of Birth:  3/43                           death, resignation     services organizations                Trust; Independence Blue
                                               or removal.            since 1997; Interim                   Cross; Fotoball, U.S.A.
1100 North Market Street                       Trustee since          President, LaSalle                    (sporting and athletics
Wilmington, DE 19890                           August, 2003.          University from 1998                  goods manufacturer);
                                                                      to 1999; President and                DaisyTek (wholesale
                                                                      Chief Executive                       paper and paper
                                                                      Officer, Philadelphia                 products); and Selas
                                                                      Stock Exchange from                   Corporation of America
                                                                      1981 to 1997.                         (industrial furnaces
                                                                                                            and ovens).
------------------------------------------------------------------------------------------------------------------------------------
Mark A. Sargent                  Trustee       Shall serve until      Dean and Professor of        58       St. Thomas Society of
Date of Birth:  4/51                           death, resignation     Law, Villanova University             Pennsylvania
                                               or removal.            School of Law since
1100 North Market Street                       Trustee since          July 1997; Associate
Wilmington, DE 19890                           August, 2003.          Dean for Academic
                                                                      Affairs, University of
                                                                      Maryland School of Law
                                                                      from 1994 to 1997.
------------------------------------------------------------------------------------------------------------------------------------

                     Wilmington Low Volatility Fund of Funds


OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                       PORTFOLIOS IN FUND
                            POSITION(S)     TERM OF OFFICE                              COMPLEX OVERSEEN
                            HELD WITH WT    AND LENGTH OF     PRINCIPAL OCCUPATION(S)   BY OFFICER AS A      OTHER DIRECTORSHIPS
 NAME, AGE AND ADDRESS          FUND        TIME SERVED       DURING PAST FIVE YEARS        TRUSTEE             HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
John R. Giles                   Vice       Shall serve until   Vice President,                N/A                   N/A
Date of Birth: 8/57          President,    death,              Wilmington Trust
                               Chief       resignation or      Company since 1996.
1100 North Market Street     Financial     removal.  Officer
Wilmington, DE 19890        Officer and    since August,
                             Treasurer     2003.
------------------------------------------------------------------------------------------------------------------------------------
Leah M. Anderson             Secretary     Shall serve until   Officer, Wilmington            N/A                   N/A
Date of Birth: 08/65                       death,              Trust Company since
                                           resignation or      1998. Officer, Rodney
1100 North Market Street                   removal.  Officer   Square Management
Wilmington, DE  19890                      since August,       Corporation since 1992.
                                           2003.
------------------------------------------------------------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


   (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


   (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Nicholas Giordano is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $20,000 for 2003; and not applicable for 2002.

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and not applicable for 2002.

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2003 and not applicable for 2002.

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and not applicable for 2002.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             Not applicable at this time as the registrant has not yet commenced operations.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows: Not applicable

   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent. Not applicable

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2003 and not applicable for 2002.

   (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


                              WT INVESTMENT TRUST I
                                 WT MUTUAL FUND
                     WILMINGTON LOW VOLATILITY FUND OF FUNDS

                         GENERAL PROXY VOTING POLICIES,
                      REPORTING, AND DISCLOSURE PROCEDURES

I.          INTRODUCTION

            On January 31, 2003, the Securities and Exchange Commission (the "Commission") adopted a new Rule 30b1-4 (the "New Rule") and form amendments under the Investment Company Act of 1940, as amended (the "Investment Company Act"), for registered management investment companies regarding disclosure of proxy voting policies, reporting procedures, and the preservation and disclosure of proxy voting records.

            These General Proxy Voting Policies, Reporting, and Disclosure Procedures (the "Policies and Procedures") have been developed in accordance with the new regulatory requirements, and are intended to form the basis for voting, recording and reporting proxies with respect to all investment series (individually and collectively, the "Series") of WT Investment Trust I (the "Trust") and Wilmington Low Volatility Fund of Funds (the "Fund of Funds") and providing required disclosures to shareholders of WT Mutual Fund (the "Fund") and holders of beneficial interests of the Fund of Funds.

II.         GENERAL STATEMENT OF POLICY AND PROXY VOTING DELEGATION BY THE BOARD

            It is the policy of the Boards of Trustees of each of the Trust, the Fund of Funds and the Fund (the "Board") to delegate the responsibility for voting proxies relating to portfolio securities held by a Series to such Series' investment adviser (the "Investment Adviser(s)"), as a part of each Investment Adviser's general management of the Trust, subject to the Board's continuing oversight. 1 The voting of proxies is an integral part of the investment management services that each Investment Adviser provides pursuant to its advisory contract. 2


----------
         1 This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. 33-8188, 34-47304, IC-25922.

         2 As the Trust's current Investment Advisers and PFPC Distributors Inc. ("Distributor"), the Funds' principal underwriter, are not affiliates, the delegation of authority to an Investment Adviser to vote proxies relating to portfolio securities eliminates the potential for conflicts of interest between the Distributor and the Funds' shareholders from the proxy voting process.

III.        PROXY VOTING DELEGATION BY AN INVESTMENT ADVISER

            The Trust and the Fund of Funds and their investment Series are managed by different Investment Advisers and sub-advisers. An Investment Adviser may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities held by a Series to a sub-adviser, recognizing the need to vote efficiently and to facilitate and streamline appropriate disclosures to shareholders.

IV.         FIDUCIARY DUTY

            The right to vote a proxy with respect to portfolio securities held by a Series is an asset of each of the Trust and the Fund of Funds. An Investment Adviser or sub-adviser to which authority to vote on behalf of a Series is delegated, acts as a fiduciary of the Trust or the Fund of Funds and must vote proxies in a manner consistent with the best interest of the Trust or the Fund of Funds, and the Trust's underlying Fund and its shareholders.

V.          BOARD REVIEW AND OVERSIGHT

            The following are the procedures adopted by the Board for its review and oversight of these Policies and Procedures.

            A. Review of Investment Adviser or sub-adviser Procedures:

               Any  Investment  Adviser or  sub-adviser  with  authority to vote proxies on behalf of a Series of the Trust or the Fund of Funds shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

            B. Periodic Review of Proxy Voting Records:

               No less than  annually,  each  Investment  Adviser or sub-adviser shall report to the Board a record of each proxy voted with respect to portfolio securities of a Series during the year. With respect to those proxies that an Investment Adviser or sub-adviser has identified as involving a conflict of interest3, the Investment Adviser or sub-adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

----------
3 As it is used in this document, the term "conflict of interest" refers to a situation in which an Investment Adviser or sub-adviser or affiliated persons of an Investment Adviser or sub-adviser have a financial interest in a matter presented by a proxy, other than the obligation it incurs as an adviser to the Series, that may compromise the Investment Adviser's or sub-adviser's independence of judgment and action with respect to the voting of the proxy.

            C. Periodic Review of these Policies and Procedures:

               At least  annually,  the Board shall  review  these  Policies and
            Procedures to determine their sufficiency and shall make and approve any changes that it deems necessary from time to time.

            D. Revocation:

               The  delegation  by the Board of the authority to vote proxies on behalf of a Series of the Trust or the Fund of Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

ADOPTED BY THE TRUST'S BOARD OF TRUSTEES ON MAY 22, 2003
ADOPTED BY THE FUND OF FUNDS' BOARD OF TRUSTEES ON NOVEMBER 12, 2003

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design, implementation and operation of such procedures are effective to provide reasonable assurance that information required to file or submit under the Securities Exchange Act of 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

   (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year ended December 31, 2003, that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   WILMINGTON LOW VOLATILITY FUND OF FUNDS


                                   By:      /s/Robert J. Christian
                                            ----------------------
                                   Name:    Robert J. Christian
                                            Title:   President, Chairman of the
                                                     Board and Trustee
                                             Date:   March 1, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/Robert J. Christian
         ----------------------
Name:    Robert J. Christian
Title:   President, Chairman of the Board and Trustee
Date:    March 1, 2004


By:      /s/John R. Giles
         ----------------
Name:    John R. Giles
Title:   Vice President, Chief Financial Officer and Treasurer
Date:    March 1, 2004